PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Property and equipment, net
Total cost of property and equipment	$ 122,135,399	$ 98,713,707
Less: accumulated depreciation and amortization	(28,559,751)	(20,088,516)
Property and equipment, net	93,575,648	78,625,191
Depreciation expenses	11,728,577	9,549,852	7,023,754
Building
Property and equipment, net
Total cost of property and equipment	63,707,645	65,000,502
Leasehold improvement
Property and equipment, net
Total cost of property and equipment	24,788,436	12,913,755
Computer, network equipment and software
Property and equipment, net
Total cost of property and equipment	28,523,709	17,313,650
Vehicles
Property and equipment, net
Total cost of property and equipment	923,040	901,237
Office equipment and furniture
Property and equipment, net
Total cost of property and equipment	$ 4,192,569	$ 2,584,563